SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

May 4, 2017

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun International Equity Fund
File Nos. 033-15071; 811-05216

Ladies and Gentlemen:

On behalf of the Elfun International Equity Fund (the “Fund”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectus and statement of additional information (“SAI”), each dated May 1, 2017, being used in connection with the offering of units of beneficial interests in the Fund and otherwise required to be filed under paragraph (c) of Rule 497, do not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 45 for the Fund filed with the Securities and Exchange Commission on April 28, 2017 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (617) 662-4026.

Sincerely,

/s/ Jesse Hallee
Jesse Hallee
Secretary